Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended
	Dec. 12, 2025	Nov. 05, 2025	Sep. 30, 2025	Sep. 30, 2024
Subsequent Event [Line Items]
Dividends paid (dollars per share)			$ 0.10
Cash dividend			$ 8,116	$ 37,517
Subsequent events
Subsequent Event [Line Items]
Dividends declared (dollars per share)		$ 0.1
Cash dividend	$ 4,200